Document and Entity Information	12 Months Ended
Jun. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	DelMar Pharmaceuticals, Inc.
Entity Central Index Key	0001498382
Trading Symbol	DMPI
Amendment Flag	false
Document Type	8-K
Document Period End Date	Jun. 30, 2018
Entity Emerging Growth Company	false
Entity Ex Transition Period	false